Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Currency forward	Interest rate swap	Capital stock	Treasury stock	Contributed surplus	Deficit	AOC loss [1]	AOC loss Currency forward [1]	AOC loss Interest rate swap [1]
Equity, beginning balance at Dec. 31, 2019		$ 1,356.2			$ 1,832.1	$ (14.8)	$ 982.6	$ (1,420.1)	$ (23.6)
Capital transactions:
Issuance of capital stock		0.0			2.2		(2.2)
Repurchase of capital stock for cancellation	[2]	(15.1)			(0.1)		(15.0)
Purchase of treasury stock for stock-based plans		(19.1)				(19.1)
Equity-settled stock-based compensation (SBC)		27.3				18.2	9.1
Total comprehensive income:
Net earnings		60.6						60.6
Gains (losses) on pension and non-pension post-employment benefit plans		(9.3)						(9.3)
Currency translation differences for foreign operations		4.3							4.3
Changes from derivatives hedges			$ 8.5	$ (4.4)						$ 8.5	$ (4.4)
Equity, ending balance at Dec. 31, 2020		1,409.0			1,834.2	(15.7)	974.5	(1,368.8)	(15.2)
Capital transactions:
Issuance of capital stock		0.2			0.3		(0.1)
Repurchase of capital stock for cancellation	[3]	(28.4)			(70.0)		41.6
Purchase of treasury stock for stock-based plans	[4]	(54.4)				(54.4)
Equity-settled stock-based compensation (SBC)		35.0				21.2	13.8
Total comprehensive income:
Net earnings		103.9						103.9
Gains (losses) on pension and non-pension post-employment benefit plans		9.3						9.3
Currency translation differences for foreign operations		(7.7)							(7.7)
Changes from derivatives hedges			(13.5)	9.6						(13.5)	9.6
Equity, ending balance at Dec. 31, 2021		1,463.0			1,764.5	(48.9)	1,029.8	(1,255.6)	(26.8)
Capital transactions:
Issuance of capital stock		0.2			0.7		(0.5)
Repurchase of capital stock for cancellation	[5]	(27.1)			(50.3)	(1.8)	25.0
Purchase of treasury stock for stock-based plans	[5]	(11.1)				(11.1)
Equity-settled stock-based compensation (SBC)		52.6				43.3	9.3
Total comprehensive income:
Net earnings		145.5
Gains (losses) on pension and non-pension post-employment benefit plans		33.5						33.5
Currency translation differences for foreign operations		(6.7)							(6.7)
Changes from derivatives hedges			$ 7.2	$ 20.6						$ 7.2	$ 20.6
Equity, ending balance at Dec. 31, 2022		$ 1,677.7			$ 1,714.9	$ (18.5)	$ 1,063.6	$ (1,076.6)	$ (5.7)

[1]	AOC loss (Accumulated other comprehensive loss) is net of tax. See note 13.
[2]	Consists of $0.1 to repurchase subordinate voting shares (SVS) for cancellation in 2020, and $15.0 accrued as of December 31, 2020 for the estimated contractual maximum quantity of permitted SVS repurchases (Contractual Maximum Quantity) for cancellation under an automatic share purchase plan (ASPP) executed in December 2020 (2020 NCIB Accrual). See note 12.
[3]	Consists of $35.9 paid to repurchase SVS for cancellation in 2021 and $7.5 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity for cancellation under an ASPP executed in December 2021 (2021 NCIB Accrual), offset in part by the reversal of the $15.0 2020 NCIB Accrual. See note 12.
[4]	Consists of $20.6 paid to repurchase SVS for delivery obligations under our SBC plans in 2021, and $33.8 accrued as of December 31, 2021 for the estimated Contractual Maximum Quantity under an ASPP executed in December 2021 for such purpose (2021 SBC Accrual). See note 12.
[5]	Consists of $44.9 paid during 2022 to repurchase SVS for delivery obligations under our SBC plans, offset in part by the reversal of the $33.8 2021 SBC Accrual. See note 12.